Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net loss	$ (4,308,639)	$ (15,155,955)	$ (18,832,694)	$ (29,721,841)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	9,633	9,634	12,845	12,845
Acquired in-process research and development	12,000	282,000	282,000	971,477
Amortization of operating lease right-of-use asset	51,876	46,650	62,905	80,412
Share-based compensation	170,795	198,620	248,626	876,368
Financing costs related to ChEF Purchase Agreement	370,426
Non-cash financing costs	1,732
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	623,566	(218,940)	(33,653)	(454,269)
Incentive tax receivable	266,964	(31,864)
Other assets	(74,274)	(155,366)	(414,206)
Accounts payable	(455,038)	(1,877,222)	(2,631,215)	971,041
Accrued expenses and other current liabilities	(2,034,243)	264,872	231,953	641,372
Income tax receivable			(69,269)	(717,305)
Operating lease liability	(53,725)	(34,609)	(51,329)	(83,685)
Deferred income	(18,626)	(110,549)	(147,805)	(349,943)
Net cash used in operating activities	(5,437,553)	(16,782,729)	(21,341,842)	(27,773,528)
Cash flows from investing activities:
Purchases of in-process research and development	(12,000)	(273,250)	(443,250)	(810,227)
Net cash used in investing activities	(12,000)	(273,250)	(443,250)	(810,227)
Cash flows from financing activities:
Proceeds from sale of preferred stock and common stock warrants, net of issuance costs				2,172,649
Proceeds from sale of common stock, net of issuance costs	3,899,157	21,024,070	21,006,371	1,841,918
Payment of deferred offering costs	(15,000)
Payment of financing costs related to ChEF Purchase Agreement	(157,500)
Proceeds from exercise of warrants, net of issuance costs	3,002,968	849	849
Repayments of related party notes		(748)	(748)
Net cash provided by financing activities	6,729,625	21,024,171	21,006,472	4,014,567
Net decrease in cash	1,280,072	3,968,192	(778,620)	(24,569,188)
Cash, beginning of year	2,274,259	3,052,879	3,052,879	27,622,067
Cash, end of year	3,554,331	7,021,071	2,274,259	3,052,879
Supplemental disclosure of non-cash operating, investing and financing activities:
Net settlement of warrants	75	1,142	52
ChEF Purchase Agreement financing costs in accounts payable	212,926
In-process research and development in accrued expenses		170,000		161,250
Deferred offering costs charged against proceeds from sale of common stock		32,340	32,340
Issuance of common stock on vesting of restricted stock units		5
Common stock issuance costs in accounts payable and accrued expenses		$ 78,073	78,073
Change in operating lease right-of-use asset and liability due to amended lease				213,793
Deferred offering costs in accounts payable and accrued expenses			$ 49,988	$ 80,940